UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4520

WADDELL & REED ADVISORS GLOBAL BOND FUND, INC.
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(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas           66202-4200
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(Address of Principal Executive Office)           (Zip Code)

Kristen A. Richards, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200
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(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2003 to June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to Section 30 of the Investment Company Act of 1940 and Rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

WADDELL & REED ADVISORS GLOBAL BOND FUND, INC.

Proxy Voting Record

SUN HUNG KAI PROPERTIES LTD				AGM Meeting Date: 11/18/2003
Issuer: Y82594121		ISIN: HK0016000132
SEDOL: 5724394, 6859927

Vote Group: GLOBAL

Proposal Number	Proposal		Proposal Type	Vote Cast	Against Mgmt.

1.	MANAGEMENT PROPOSAL		Management	For

2.	MANAGEMENT PROPOSAL		Management	For

3.	MANAGEMENT PROPOSAL		Management	For

4.	MANAGEMENT PROPOSAL		Management	For

5.	MANAGEMENT PROPOSAL		Management	For

6.	MANAGEMENT PROPOSAL		Management	For

7.	MANAGEMENT PROPOSAL		Management	For

8.	OTHER BUSINESS		Other	Against

RIO TINTO PLC				AGM Meeting Date: 04/07/2004
Issuer: G75754104		ISIN: GB0007188757
SEDOL: 0718875, 4718699, 5725676, 6720595

Vote Group: GLOBAL

Proposal Number	Proposal		Proposal Type	Vote Cast	Against Mgmt.

1.	MANAGEMENT PROPOSAL		Management	Against

S.2	MANAGEMENT PROPOSAL		Management	For

S.3	MANAGEMENT PROPOSAL		Management	For

4.	MANAGEMENT PROPOSAL		Management	For

5.	MANAGEMENT PROPOSAL		Management	For

6.	MANAGEMENT PROPOSAL		Management	For

7.	MANAGEMENT PROPOSAL		Management	For

8.	MANAGEMENT PROPOSAL		Management	For

9.	MANAGEMENT PROPOSAL		Management	For

10.	MANAGEMENT PROPOSAL		Management	For

11.	MANAGEMENT PROPOSAL		Management	For

12.	MANAGEMENT PROPOSAL		Management	For

COMPANHIA VALE DO RIO DOCE			RIO	Annual Meeting Date: 04/28/2004
Issuer: 204412		ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal Number	Proposal		Proposal Type	Vote Cast	Against Mgmt.

OA	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL		Management	For	No

OB	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL		Management	For	No

OC	APPROVE RENUMERATION OF DIRECTORS		Management	For	No

OD	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL		Management	For	No

E A	AUTHORIZE DIRECTORS TO INCREASE SHARE CAPITAL		Shareholder	For	No

CEMEX, S.A. DE C.V.			CX	Annual Meeting Date: 04/29/2004
Issuer: 151290		ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal Number	Proposal		Proposal Type	Vote Cast	Against Mgmt.

A1	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL		Management	Against	Yes

A2	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL		Management	Against	Yes

A3	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL		Management	Against	Yes

A4	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL		Management	Against	Yes

A5	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL		Management	Against	Yes

A6	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL		Management	Against	Yes

EXXON MOBIL CORPORATION			XOM	Annual Meeting Date: 05/26/2004
Issuer: 30231G		ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal Number	Proposal		Proposal Type	Vote Cast	Against Mgmt.

01	ELECTION OF DIRECTORS		Management	For	No

02	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS		Management	For	No

03	ADOPT OMNIBUS STOCK OPTION PLAN		Management	For	No

04	S/H PROPOSAL - POLITICAL/GOVERNMENT		Shareholder	Against	No

05	S/H PROPOSAL - POLITICAL/GOVERNMENT		Shareholder	Against	No

06	MISCELLANEOUS SHAREHOLDER PROPOSAL		Shareholder	Against	No

07	S/H PROPOSAL - BOARD OF DIRECTORS		Shareholder	For	Yes

08	S/H PROPOSAL - CORPORATE GOVERNANCE		Shareholder	Against	No

09	S/H PROPOSAL - CORPORATE GOVERNANCE		Shareholder	Against	No

10	S/H PROPOSAL - CORPORATE GOVERNANCE		Shareholder	Against	No

11	S/H PROPOSAL - ENVIRONMENTAL		Shareholder	Against	No

YANZHOU COAL MINING CO LTD				AGM Meeting Date: 06/25/2004
Issuer: Y97417102		ISIN: CN0009131243
SEDOL: 6109893

Vote Group: GLOBAL

Proposal Number	Proposal		Proposal Type	Vote Cast	Against Mgmt.

1.	MANAGEMENT PROPOSAL		Management	For

2.	MANAGEMENT PROPOSAL		Management	For

3.	MANAGEMENT PROPOSAL		Management	For

4.	MANAGEMENT PROPOSAL		Management	For

5.	MANAGEMENT PROPOSAL		Management	For

6.1	MANAGEMENT PROPOSAL		Management	For

6.2	MANAGEMENT PROPOSAL		Management	For

6.3	MANAGEMENT PROPOSAL		Management	For

7.	MANAGEMENT PROPOSAL		Management	For

S.8	MANAGEMENT PROPOSAL		Management	For

S.9	MANAGEMENT PROPOSAL		Management	For

10.	OTHER BUSINESS		Other	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS GLOBAL BOND FUND, INC.
(Registrant)

By: /s/Kristen A. Richards
           Kristen A. Richards, Vice President and Secretary

Date: August 31, 2004

By: /s/Henry J. Herrmann
           Henry J. Herrmann, President and Principal Executive Officer

Date: August 31, 2004